Fees and Expenses	Dec. 31, 2023
Lazard Retirement Emerging Markets Equity Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard Retirement Emerging Markets Equity Portfolio—Fees and Expenses” in the Prospectus:
Expenses Restated to Reflect Current [Text]	Restated to reflect current expenses.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.17%	.17%
Total Annual Portfolio Operating Expenses	1.42%	1.17%
Fee Waiver and/or Expense Reimbursement[1]	.02%	.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.40%	1.15%

[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% and 1.15% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	Restated to reflect current expenses.

Expense Example Narrative [Text Block]	The following replaces the table in “Example” in the “Summary Section—Lazard Retirement Emerging Markets Equity Portfolio—Example” in the Prospectus:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Service Shares	$143	$447	$774	$1,700
Investor Shares	$117	$370	$642	$1,419

Lazard Retirement Global Dynamic Multi-Asset Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard Retirement Global Dynamic Multi-Asset Portfolio—Fees and Expenses” in the Prospectus:
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fees.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.19%	1.01%
Total Annual Portfolio Operating Expenses	1.19%	1.76%
Fee Waiver and/or Expense Reimbusement[2]	.14%	.86%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	.90%

[1]	Restated to reflect current management fees.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025 for Service Shares and until May 1, 2034 for Investor Shares, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .90% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example Narrative [Text Block]	The following replaces the table in “Example” in the “Summary Section—Lazard Retirement Global Dynamic Multi-Asset Portfolio—Example” in the Prospectus:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Service Shares	$107	$364	$641	$1,431
Investor Shares	$92	$287	$498	$1,108

Lazard Retirement US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard Retirement US Small Cap Equity Select Portfolio—Fees and Expenses” in the Prospectus:
Expenses Restated to Reflect Current [Text]	Restated to reflect current expenses.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, using amounts for Service Shares from the last fiscal year.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.38%	.38%	[1]
Total Annual Portfolio Operating Expenses	1.38%	1.13%
Fee Waiver and/or Expense Reimbusement[2]	.28%	.18%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.10%	.95%

[1]	Based on estimated amounts for the current fiscal year, using amounts for Service Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and .95% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[3]	Restated to reflect current expenses.

Expense Example Narrative [Text Block]	The following replaces the table in “Example” in the “Summary Section—Lazard Retirement US Small Cap Equity Select Portfolio—Example” in the Prospectus:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Service Shares	$97	$341	$641	$1,431
Investor Shares	$112	$409	$729	$1,633